Note 19 - Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

19. SEGMENT INFORMATION

The Company has three reportable segments from which it derives its revenues: Coal, wet and dry operations, which are believed to be the appropriate segregation as opposed to segregation per geographical area. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The coal segment typically consists of coal processing services, while the wet and dry operations consist of transportation and handling of bulk cargoes, asphalt through ownership, operation, and management of vessels.

The Company measures segment performance based on loss from continuing operations. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Wet		Dry		Coal		Total
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operating revenue	$1,352	$-	$10,725	$7,140	$532	$203	$12,609	$7,343

Commissions	(17)	-	(1,149)	(80)	-	-	(1,166)	(80)
Voyage expenses	(469)	-	(1,171)	(1,006)	-	-	(1,640)	(1,006)
Vessel operating expenses	(824)	-	(5,699)	(4,598)	-	-	(6,523)	(4,598)
Costs of coal processing and other related coal costs	-	-	-	-	(3,035)	(75)	(3,035)	(75)
Selling, general and administrative expenses	(210)	-	(28,886)	(79,622)	(14,451)	(2,271)	(43,547)	(81,893)
Operating loss before depreciation and amortization and impairment losses	(168)	-	(26,180)	(78,166)	(16,954)	(2,143)	(43,302)	(80,309)
Depreciation, depletion and amortization expense	(179)	-	(3,610)	(2,807)	(867)	(53)	(4,656)	(2,860)
Impairment losses	-	-	(209)	-	(9,034)	-	(9,243)	-
Segment operating loss	(347)	-	(29,999)	(80,973)	(26,855)	(2,196)	(57,201)	(83,169)
Interest and finance expense, net	(517)	-	(5,354)	(62,397)	22	(273)	(5,849)	(62,670)
Other income, net	22	-	520	47	318	-	860	47
Loss on sale and leaseback transaction	-	-	(1,150)	-	-	-	(1,150)	-
Change in fair value of derivatives	(6)	-	(4,743)	262	-	(482)	(4,749)	(220)
Loss from continuing operations	$(848)	$-	$(40,726)	$(143,061)	$(26,515)	$(2,951)	$(68,089)	$(146,012)

Total assets	$31,708	$-	$99,682	$133,705	$58,933	$17,626	$190,323	$151,331
Goodwill	$236	$-	$-	$-	$23,314	$28,007	$23,550	$28,007
Long lived assets	$31,208	$-	$90,036	$35,063	$11,251	$31,032	$132,495	$66,095

Segment Operating Revenue

The Company reports financial information and evaluates its revenues by industry.

During the year ended December 31, 2014, the Company derived 11% of its revenue from continuing operations from wet operations, 85% of its revenue from continuing operations from dry operations and 4% from coal industry. During the year ended December 31, 2013, the Company derived 97% of its revenue from continuing operations from dry operations and 3% from coal industry. During the year ended December 31, 2012, the Company derived 100% of its revenue from continuing operations from shipping industry.